Deferred dry dock and special survey costs, net	12 Months Ended
Dec. 31, 2021
Deferred Dry Dock And Special Survey Costs Net
Deferred dry dock and special survey costs, net

6. Deferred dry dock and special survey costs, net:

The movement in deferred charges, net, in the accompanying Consolidated Balance Sheets are as follows:

Dry docking costs	2019	2020	2021

Balance January 1,	$740	$779	$1,594
Additions	435	1,068	253
Amortization of special survey costs	(240)	(253)	(406)
Transfer to vessels held-for-sale	(156)	—	(529)
Balance December 31,	$779	$1,594	$912

The amortization of the special survey costs is separately reflected in the accompanying Consolidated Statements of Comprehensive Loss.